Concentrations of Risk (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues					$ 19,806	$ 23,335
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Accounts receivable from customer	$ 132		$ 132		$ 1,195	$ 1,143
Buffalo Wild Wings Corporate-owned Restaurants and Its Franchisees [Member]
Accounts payable					629	15
Sales Revenue, Net [Member] | Buffalo Wild Wings Corporate-owned Restaurants and Its Franchisees [Member]
Revenues					$ 6,820	$ 10,180
Supplier Concentration Risk [Member]
Concentration risk percentage					34.00%	44.00%
Accounts Receivable [Member] | Buffalo Wild Wings Corporate-owned Restaurants and Its Franchisees [Member]
Accounts receivable from customer					$ 158	$ 552